UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® INTERMARKET

INCOME TRUST I

CMK-SEM

MFS® INTERMARKET INCOME TRUST I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	59.4%
High Yield Corporates	32.6%
Non-U.S. Government Bonds	9.6%
Emerging Markets Bonds	6.4%
Mortgage-Backed Securities	1.1%
Floating Rate Loans	0.7%
Asset-Backed Securities	0.6%
Collateralized Debt Obligations	0.5%
Municipal Bonds	0.4%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(9.2)%

Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	6.3%
A	24.3%
BBB	41.3%
BB	14.9%
B	15.5%
CCC	4.3%
Federal Agencies	1.1%
Not Rated	(9.1)%
Non-Fixed Income	0.4%
Cash & Other	(2.5)%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.0 yrs.

Issuer country weightings (i)(x)
United States	62.5%
United Kingdom	5.4%
Netherlands	3.7%
Canada	3.0%
France	2.5%
Italy	2.3%
Russia	2.1%
Australia	2.1%
Spain	1.9%
Other Countries	14.5%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the Fund since February 2012.

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since June 2007.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since December 2011.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since February 2012.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since December 2012.

Note to Shareholders: Effective December 1, 2012, Erik Weisman is also a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 109.2%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
Bombardier, Inc., 4.25%, 2016 (n)	$22,000	$22,770
Bombardier, Inc., 7.5%, 2018 (n)	260,000	297,700
Bombardier, Inc., 7.75%, 2020 (n)	75,000	87,750
CPI International, Inc., 8%, 2018	105,000	110,989
Huntington Ingalls Industries, Inc., 7.125%, 2021	220,000	241,450
Kratos Defense & Security Solutions, Inc., 10%, 2017	155,000	168,950

		$929,609
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 2020	$85,000	$93,713
Jones Group, Inc., 6.875%, 2019	85,000	90,844
PVH Corp., 7.375%, 2020	205,000	227,038
PVH Corp., 4.5%, 2022	65,000	64,838

		$476,433
Asset-Backed & Securitized - 1.1%
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019 (z)	$82,924	$82,236
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	84,271	84,321
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018 (z)	33,518	33,015
Equity One ABS, Inc., FRN, 4.205%, 2034	173,865	172,864
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	150,341	141,867
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	300,000	302,070
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	320,000	316,399

		$1,132,772
Automotive - 2.8%
Accuride Corp., 9.5%, 2018	$140,000	$145,950
Allison Transmission, Inc., 7.125%, 2019 (n)	170,000	182,750
Daimler Finance North America LLC, 1.875%, 2018 (n)	521,000	518,693
Daimler Finance North America LLC, FRN, 1.48%, 2013 (n)	320,000	320,788
Delphi Corp., 5%, 2023	90,000	95,513
Ford Motor Credit Co. LLC, 12%, 2015	167,000	199,759
Ford Motor Credit Co. LLC, 8.125%, 2020	100,000	126,003
General Motors Financial Co., Inc., 6.75%, 2018	155,000	176,700
General Motors Financial Co., Inc., 4.25%, 2023 (z)	35,000	34,125
Goodyear Tire & Rubber Co., 8.25%, 2020	25,000	27,844
Goodyear Tire & Rubber Co., 6.5%, 2021	95,000	99,988
Goodyear Tire & Rubber Co., 7%, 2022	40,000	43,100
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	479,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 8.125%, 2021 (n)	$150,000	$169,125
Jaguar Land Rover PLC, 5.625%, 2023 (n)	150,000	153,375
Lear Corp., 8.125%, 2020	52,000	57,720
Lear Corp., 4.75%, 2023 (n)	25,000	24,625
LKQ Corp., 4.75%, 2023 (z)	10,000	9,975

		$2,865,668
Biotechnology - 0.5%
Life Technologies Corp., 6%, 2020	$400,000	$464,493

Broadcasting - 3.5%
Allbritton Communications Co., 8%, 2018	$50,000	$54,000
AMC Networks, Inc., 7.75%, 2021	114,000	129,105
CBS Corp., 5.75%, 2020	110,000	127,372
CBS Corp., 3.375%, 2022	298,000	298,325
Clear Channel Communications, Inc., 9%, 2021	118,000	117,115
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	25,000	26,250
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	90,000	94,950
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	5,288
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	30,000	31,875
Hughes Network Systems LLC, 7.625%, 2021	60,000	67,050
IAC/InterActiveCorp, 4.75%, 2022 (n)	30,000	29,475
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	136,500
Intelsat Bermuda Ltd., 11.25%, 2017	108,000	114,264
Intelsat Jackson Holdings S.A., 6.625%, 2022 (z)	85,000	88,506
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	45,000	46,856
Intelsat S.A., 8.125%, 2023 (z)	55,000	58,850
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	39,318	15,727
Liberty Media Corp., 8.5%, 2029	105,000	116,550
Liberty Media Corp., 8.25%, 2030	35,000	38,500
Local TV Finance LLC, 9.25%, 2015 (p)(z)	91,767	91,767
Netflix, Inc., 5.375%, 2021 (n)	50,000	50,750
News America, Inc., 8.5%, 2025	233,000	310,295
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	48,938
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	35,000	37,275
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	53,500
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,575
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	66,750
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	82,500
SIRIUS XM Radio, Inc., 4.25%, 2020 (z)	20,000	19,600
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	50,000	51,375
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	132,813
Univision Communications, Inc., 7.875%, 2020 (n)	145,000	158,775
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	81,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Vivendi S.A., 4.75%, 2022 (n)	$330,000	$350,560
WPP Finance, 8%, 2014	400,000	434,484

		$3,583,703
Brokerage & Asset Managers - 1.2%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$301,000	$326,279
E*TRADE Financial Corp., 6.375%, 2019	225,000	236,250
Invesco Finance PLC, 3.125%, 2022	274,000	269,681
TD Ameritrade Holding Corp., 5.6%, 2019	350,000	417,252

		$1,249,462
Building - 1.3%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$20,000	$20,250
Boise Cascade Co., 6.375%, 2020	65,000	69,713
Building Materials Holding Corp., 6.875%, 2018 (n)	45,000	48,038
Building Materials Holding Corp., 7%, 2020 (n)	200,000	214,000
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	43,300
CRH PLC, 8.125%, 2018	210,000	261,358
HD Supply, Inc., 8.125%, 2019	50,000	55,500
HD Supply, Inc., 11.5%, 2020	40,000	47,000
HD Supply, Inc., 10.5%, 2021	5,000	5,188
Nortek, Inc., 8.5%, 2021	150,000	164,250
Owens Corning, Inc., 4.2%, 2022	166,000	170,630
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	33,375
USG Corp., 6.3%, 2016	132,000	139,590
USG Corp., 7.875%, 2020 (n)	45,000	50,597

		$1,322,789
Business Services - 1.0%
Equinix, Inc., 4.875%, 2020	$55,000	$55,963
Fidelity National Information Services, Inc., 5%, 2022	90,000	96,300
iGate Corp., 9%, 2016	205,000	220,375
Iron Mountain, Inc., 8.375%, 2021	130,000	141,213
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	55,000	46,750
Neustar, Inc., 4.5%, 2023 (n)	55,000	53,625
SunGard Data Systems, Inc., 7.375%, 2018	140,000	149,100
Tencent Holdings Ltd., 3.375%, 2018 (n)	209,000	213,967

		$977,293
Cable TV - 2.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$27,063
CCO Holdings LLC, 8.125%, 2020	105,000	117,338
CCO Holdings LLC, 7.375%, 2020	40,000	44,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC, 6.5%, 2021		$155,000	$166,625
CCO Holdings LLC, 5.125%, 2023		35,000	34,300
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		40,000	40,400
Cequel Communications Holdings, 6.375%, 2020 (n)		70,000	73,150
Cox Communications, Inc., 3.25%, 2022 (n)		413,000	406,008
DIRECTV Holdings LLC, 5.875%, 2019		160,000	188,259
DISH DBS Corp., 6.75%, 2021		55,000	58,163
DISH DBS Corp., 5%, 2023		85,000	80,325
EchoStar Corp., 7.125%, 2016		55,000	60,225
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)		247,000	246,560
NBCUniversal Media LLC, 5.95%, 2041		367,000	442,059
Time Warner Cable, Inc., 8.25%, 2019		110,000	141,680
Time Warner Cable, Inc., 4%, 2021		170,000	177,517
UPC Holding B.V., 9.875%, 2018 (n)		100,000	110,750
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	159,750
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	140,860

			$2,715,682
Chemicals - 1.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$178,200
CF Industries, Inc., 3.45%, 2023		174,000	171,823
Dow Chemical Co., 8.55%, 2019		540,000	718,496
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		115,000	120,031
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		65,000	66,138
Huntsman International LLC, 8.625%, 2021		140,000	156,450
Polypore International, Inc., 7.5%, 2017		50,000	53,500
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	156,796

			$1,621,434
Computer Software - 0.7%
Infor U.S., Inc., 11.5%, 2018		$75,000	$87,938
Nuance Communications, Inc., 5.375%, 2020 (n)		40,000	40,500
Oracle Corp., 5.375%, 2040		244,000	282,978
Syniverse Holdings, Inc., 9.125%, 2019		140,000	152,950
TransUnion Holding Co., Inc., 9.625%, 2018		40,000	43,100
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	16,950
Verisign, Inc., 4.625%, 2023 (n)		45,000	45,225

			$669,641
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)		$80,000	$85,100
CDW LLC/CDW Finance Corp., 12.535%, 2017		64,000	68,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - continued
CDW LLC/CDW Finance Corp., 8.5%, 2019	$125,000	$138,281

		$292,181
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$175,000	$187,688
BC Mountain LLC, 7%, 2021 (n)	50,000	53,000
Dynacast International LLC, 9.25%, 2019	70,000	77,175
Griffon Corp., 7.125%, 2018	140,000	150,500
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	290,000	293,064
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	472,000	506,603
Silver II Borrower, 7.75%, 2020 (n)	150,000	155,625

		$1,423,655
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2021	$25,000	$21,000

Consumer Products - 1.0%
Avon Products, Inc., 4.6%, 2020	$303,000	$320,223
Elizabeth Arden, Inc., 7.375%, 2021	95,000	105,806
Jarden Corp., 7.5%, 2020	100,000	108,000
Libbey Glass, Inc., 6.875%, 2020	27,000	29,228
Mattel, Inc., 5.45%, 2041	219,000	237,063
Newell Rubbermaid, Inc., 2.05%, 2017	182,000	181,411
Prestige Brands, Inc., 8.125%, 2020	40,000	45,000
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	30,000	32,213
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	5,000	5,400

		$1,064,344
Consumer Services - 0.7%
Experian Finance PLC, 2.375%, 2017 (n)	$297,000	$299,381
QVC, Inc., 7.375%, 2020 (n)	70,000	77,349
Service Corp. International, 7%, 2017	255,000	291,338

		$668,068
Containers - 0.7%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$200,000	$219,000
Ball Corp., 5%, 2022	52,000	53,820
Ball Corp., 4%, 2023	25,000	23,906
Berry Plastics Group, Inc., 9.5%, 2018	30,000	32,850
Berry Plastics Group, Inc., 9.75%, 2021	35,000	40,425
Crown Americas LLC, 4.5%, 2023 (n)	60,000	58,650
Reynolds Group, 7.125%, 2019	200,000	213,000
Reynolds Group, 5.75%, 2020	55,000	55,825

		$697,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$300,000	$354,475
Ducommun, Inc., 9.75%, 2018	100,000	111,000

		$465,475
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 2018	$105,000	$106,689
Avaya, Inc., 9.75%, 2015	40,000	39,400
Avaya, Inc., 7%, 2019 (n)	25,000	23,313
Ericsson, Inc., 4.125%, 2022	298,000	305,286

		$474,688
Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$130,000	$141,375
Nokia Corp., 5.375%, 2019	35,000	34,300
Nokia Corp., 6.625%, 2039	25,000	22,313
Sensata Technologies B.V., 6.5%, 2019 (n)	260,000	280,800
Tyco Electronics Group S.A., 3.5%, 2022	126,000	125,902

		$604,690
Emerging Market Quasi-Sovereign - 3.6%
Comision Federal de Electricidad, 5.75%, 2042 (n)	$202,000	$208,060
Gaz Capital S.A., 3.85%, 2020 (n)	280,000	274,324
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	377,825
Gaz Capital S.A., 4.95%, 2028 (n)	239,000	228,843
Korea Gas Corp., 2.25%, 2017 (n)	370,000	367,301
Petrobras Global Finance Co., 4.375%, 2023	16,000	15,417
Petrobras International Finance Co., 7.875%, 2019	163,000	196,814
Petrobras International Finance Co., 6.75%, 2041	167,000	176,900
Petroleos Mexicanos, 5.5%, 2021	178,000	197,580
Petroleos Mexicanos, 4.875%, 2022	110,000	117,150
Petroleos Mexicanos, 6.5%, 2041	127,000	142,240
PTT PLC, 3.375%, 2022 (n)	200,000	193,181
PTT PLC, 4.5%, 2042 (n)	200,000	176,453
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	154,151	165,326
Rosneft, 3.149%, 2017 (n)	200,000	200,476
Rosneft, 4.199%, 2022 (n)	285,000	272,175
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	200,000	188,008
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	200,000	179,877

		$3,677,950
Emerging Market Sovereign - 0.4%
Republic of Hungary, 5.375%, 2023	$20,000	$19,925
Republic of Philippines, 6.375%, 2034	126,000	160,808
Republic of Romania, 4.375%, 2023 (n)	14,000	13,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Slovakia, 4.375%, 2022 (n)	$200,000	$213,540

		$408,124
Energy - Independent - 3.4%
Berry Petroleum Corp., 6.75%, 2020	$20,000	$21,550
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	49,500
Breitburn Energy Partners LP, 7.875%, 2022	55,000	59,675
Carrizo Oil & Gas, Inc., 8.625%, 2018	40,000	43,600
Chaparral Energy, Inc., 7.625%, 2022	115,000	124,200
Chesapeake Energy Corp., 6.875%, 2020	85,000	95,625
Concho Resources, Inc., 8.625%, 2017	60,000	63,975
Concho Resources, Inc., 6.5%, 2022	115,000	124,200
Concho Resources, Inc., 5.5%, 2023	40,000	40,900
Continental Resources, Inc., 8.25%, 2019	100,000	111,000
Continental Resources, Inc., 7.375%, 2020	35,000	39,463
Continental Resources, Inc., 4.5%, 2023 (z)	21,000	21,210
Denbury Resources, Inc., 8.25%, 2020	150,000	168,000
Denbury Resources, Inc., 4.625%, 2023	35,000	33,863
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	172,050
EP Energy LLC, 9.375%, 2020	150,000	170,063
EP Energy LLC, 7.75%, 2022	105,000	117,075
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	75,000	80,438
EQT Corp., 4.875%, 2021	198,000	209,435
Halcon Resources Corp., 8.875%, 2021	75,000	76,313
Harvest Operations Corp., 6.875%, 2017	155,000	173,988
Hess Corp., 8.125%, 2019	120,000	154,463
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	38,675
Laredo Petroleum, Inc., 9.5%, 2019	65,000	73,613
LINN Energy LLC, 6.5%, 2019	35,000	35,613
LINN Energy LLC, 8.625%, 2020	75,000	82,125
LINN Energy LLC, 7.75%, 2021	72,000	76,320
MEG Energy Corp., 6.5%, 2021 (n)	55,000	56,925
Plains Exploration & Production Co., 6.125%, 2019	110,000	120,725
Plains Exploration & Production Co., 8.625%, 2019	95,000	107,113
Plains Exploration & Production Co., 6.5%, 2020	35,000	38,763
QEP Resources, Inc., 6.875%, 2021	180,000	201,600
Range Resources Corp., 8%, 2019	65,000	70,850
Range Resources Corp., 5%, 2022	30,000	30,450
Rosetta Resources, Inc., 5.625%, 2021	35,000	35,088
Samson Investment Co., 9.75%, 2020 (n)	110,000	114,675
SandRidge Energy, Inc., 8.125%, 2022	100,000	106,750
SM Energy Co., 6.5%, 2021	90,000	98,325
Whiting Petroleum Corp., 6.5%, 2018	60,000	64,200

		$3,502,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 1.8%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$119,045
BP Capital Markets PLC, 4.742%, 2021	240,000	270,358
Cenovus Energy, Inc., 4.5%, 2014	140,000	146,405
Lukoil International Finance B.V., 3.416%, 2018 (n)	214,000	214,000
Lukoil International Finance B.V., 4.563%, 2023 (n)	290,000	280,575
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	159,040
Petro-Canada, 6.05%, 2018	500,000	592,907

		$1,782,330
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$85,000	$87,975

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$170,113
Cedar Fair LP, 9.125%, 2018	60,000	66,600
Cedar Fair LP, 5.25%, 2021 (z)	40,000	40,000
Cinemark USA, Inc., 4.875%, 2023 (z)	55,000	54,794
Cinemark USA, Inc., 5.125%, 2022	20,000	20,300
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	35,000	37,800
Six Flags Entertainment Corp., 5.25%, 2021 (n)	95,000	95,475

		$485,082
Financial Institutions - 3.9%
Aviation Capital Group, 4.625%, 2018 (n)	$60,000	$61,984
CIT Group, Inc., 5.25%, 2014 (n)	50,000	51,500
CIT Group, Inc., 5.25%, 2018	110,000	118,250
CIT Group, Inc., 6.625%, 2018 (n)	232,000	261,000
CIT Group, Inc., 5.5%, 2019 (n)	110,000	119,075
CIT Group, Inc., 5%, 2022	65,000	69,225
Credit Acceptance Corp., 9.125%, 2017	80,000	86,400
General Electric Capital Corp., 6%, 2019	130,000	155,985
General Electric Capital Corp., 5.5%, 2020	250,000	292,003
General Electric Capital Corp., 3.1%, 2023	265,000	257,262
General Electric Capital Corp., FRN, 1.13%, 2014	300,000	301,525
Icahn Enterprises LP, 7.75%, 2016	20,000	20,700
Icahn Enterprises LP, 8%, 2018	121,000	128,260
International Lease Finance Corp., 4.875%, 2015	45,000	46,913
International Lease Finance Corp., 8.625%, 2015	45,000	50,681
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	179,170
LeasePlan Corp. N.V., 3%, 2017 (n)	280,000	284,188
LeasePlan Corp. N.V., 2.5%, 2018 (z)	200,000	195,559
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	135,000	142,931
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	35,000	40,075
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	50,000	54,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
NYSE Euronext, 2%, 2017		$224,000	$226,550
PHH Corp., 9.25%, 2016		55,000	63,938
PHH Corp., 7.375%, 2019		65,000	73,775
SLM Corp., 8.45%, 2018		170,000	188,700
SLM Corp., 8%, 2020		195,000	212,306
SLM Corp., 7.25%, 2022		60,000	63,150
TMK Capital S.A., 6.75%, 2020 (n)		256,000	248,640

			$3,994,495
Food & Beverages - 2.4%
Anheuser-Busch InBev S.A., 7.75%, 2019		$370,000	$479,505
ARAMARK Corp., 5.75%, 2020 (n)		30,000	31,050
B&G Foods, Inc., 7.625%, 2018		110,000	118,388
B&G Foods, Inc., 4.625%, 2021		45,000	44,888
Campbell Soup Co., 2.5%, 2022		168,000	157,957
Conagra Foods, Inc., 3.2%, 2023		238,000	234,495
Constellation Brands, Inc., 3.75%, 2021		10,000	9,750
Constellation Brands, Inc., 4.25%, 2023		25,000	24,563
Kraft Foods Group, Inc., 6.125%, 2018		130,000	155,466
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		85,000	95,526
Mondelez International, Inc., 6.75%, 2014		150,000	156,199
Pernod Ricard S.A., 5.75%, 2021 (n)		156,000	180,917
SABMiller Holdings, Inc., 3.75%, 2022 (n)		414,000	435,150
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,200
Tyson Foods, Inc., 4.5%, 2022		202,000	215,428

			$2,425,482
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015		$180,000	$188,241
CVS Caremark Corp., 5.75%, 2041		350,000	412,075

			$600,316
Forest & Paper Products - 0.3%
Boise, Inc., 8%, 2020		$95,000	$105,450
Graphic Packaging Holding Co., 7.875%, 2018		60,000	65,850
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	142,328
Tembec Industries, Inc., 11.25%, 2018		$40,000	44,000

			$357,628
Gaming & Lodging - 1.2%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$70,000	$66,675
Choice Hotels International, Inc., 5.75%, 2022		15,000	16,650
CityCenter Holdings LLC, 10.75%, 2017 (p)		35,000	38,150
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
GWR Operating Partnership LLP, 10.875%, 2017	$50,000	$55,500
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	25,000	27,409
Hyatt Hotels Corp., 3.375%, 2023	145,000	140,445
Isle of Capri Casinos, Inc., 8.875%, 2020	85,000	93,075
MGM Mirage, 6.625%, 2015	35,000	37,975
MGM Resorts International, 11.375%, 2018	105,000	135,975
MGM Resorts International, 6.625%, 2021	35,000	37,931
NCL Corp., 5%, 2018 (n)	30,000	30,600
Penn National Gaming, Inc., 8.75%, 2019	145,000	161,313
Pinnacle Entertainment, Inc., 8.75%, 2020	50,000	54,563
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)	40,000	40,600
Seven Seas Cruises S. DE R.L., 9.125%, 2019	135,000	147,488
Viking Cruises Ltd., 8.5%, 2022 (n)	65,000	73,125
Wynn Las Vegas LLC, 7.75%, 2020	90,000	101,475

		$1,259,021
Industrial - 1.1%
Cornell University, 4.35%, 2014	$240,000	$247,553
Dematic S.A., 7.75%, 2020 (z)	65,000	70,038
Johns Hopkins University, 5.25%, 2019	235,000	278,227
Mueller Water Products, Inc., 8.75%, 2020	63,000	71,190
Princeton University, 4.95%, 2019	310,000	363,267
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	90,000	94,275

		$1,124,550
Insurance - 2.0%
American International Group, Inc., 5.85%, 2018	$200,000	$230,282
ING U.S., Inc., 2.9%, 2018 (n)	164,000	166,987
MetLife, Inc., 1.756%, 2017	82,000	82,572
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	180,000	188,236
Principal Financial Group, Inc., 8.875%, 2019	250,000	333,504
Prudential Financial, Inc., 6.2%, 2015	450,000	486,166
Unum Group, 7.125%, 2016	445,000	516,210

		$2,003,957
Insurance - Property & Casualty - 2.9%
Aon Corp., 3.5%, 2015	$350,000	$369,181
AXIS Capital Holdings Ltd., 5.75%, 2014	400,000	426,777
CNA Financial Corp., 5.875%, 2020	390,000	456,822
Liberty Mutual Group, Inc., 4.95%, 2022 (n)	299,000	325,706
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	150,000	235,500
PartnerRe Ltd., 5.5%, 2020	257,000	293,497
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	310,000	334,025
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	500,000	545,000

		$2,986,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 2.2%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	$546,057
Eksportfinans A.S.A., 5.5%, 2016		295,000	309,013
Eksportfinans A.S.A., 5.5%, 2017		80,000	83,600
ING Bank N.V., 3.9%, 2014 (n)		530,000	544,318
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		236,000	259,600
Vestjysk Bank A/S, FRN, 0.83%, 2013 (n)		240,000	240,057
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	227,729

			$2,210,374
International Market Sovereign - 7.3%
Commonwealth of Australia, 5.75%, 2021	AUD	95,000	$106,909
Federal Republic of Germany, 4.25%, 2018	EUR	183,000	282,285
Federal Republic of Germany, 6.25%, 2030	EUR	154,000	314,734
Government of Bermuda, 5.603%, 2020 (n)		$115,000	130,813
Government of Canada, 4.5%, 2015	CAD	171,000	175,963
Government of Canada, 4.25%, 2018	CAD	132,000	143,767
Government of Canada, 5.75%, 2033	CAD	31,000	44,408
Government of Japan, 1.1%, 2020	JPY	31,700,000	325,847
Government of Japan, 2.1%, 2024	JPY	15,050,000	167,925
Government of Japan, 2.2%, 2027	JPY	36,100,000	404,296
Government of Japan, 2.4%, 2037	JPY	37,300,000	423,098
Government of Japan, 1.8%, 2043	JPY	13,000,000	130,561
Kingdom of Belgium, 5.5%, 2017	EUR	236,000	367,384
Kingdom of Denmark, 3%, 2021	DKK	467,000	93,095
Kingdom of Spain, 4.6%, 2019	EUR	388,000	531,063
Kingdom of Sweden, 5%, 2020	SEK	315,000	58,636
Kingdom of the Netherlands, 5.5%, 2028	EUR	45,000	82,292
Republic of Austria, 4.65%, 2018	EUR	158,000	241,750
Republic of Finland, 3.875%, 2017	EUR	46,000	68,036
Republic of France, 6%, 2025	EUR	89,000	160,761
Republic of France, 4.75%, 2035	EUR	208,000	347,458
Republic of Iceland, 4.875%, 2016 (n)		$166,000	176,375
Republic of Ireland, 4.6%, 2016	EUR	135,000	190,837
Republic of Ireland, 4.5%, 2020	EUR	68,000	94,976
Republic of Italy, 4.25%, 2015	EUR	181,000	246,349
Republic of Italy, 5.25%, 2017	EUR	539,000	767,930
Republic of Italy, 3.75%, 2021	EUR	310,000	407,725
Republic of Portugal, 4.8%, 2020	EUR	36,000	45,696
State of Israel, 4%, 2022		$254,000	270,891
United Kingdom Treasury, 8%, 2021	GBP	160,000	358,632
United Kingdom Treasury, 4.25%, 2036	GBP	148,000	266,065

			$7,426,557
Internet - 0.2%
Baidu, Inc., 3.5%, 2022		$200,000	$189,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$310,000	$311,373
State of Illinois (Build America Bonds), 6.725%, 2035	345,000	396,833

		$708,206
Machinery & Tools - 1.0%
Case New Holland, Inc., 7.875%, 2017	$350,000	$411,250
CNH America LLC, 7.25%, 2016	50,000	55,375
CNH Capital LLC, 3.875%, 2015	20,000	20,450
CNH Capital LLC, 3.625%, 2018 (n)	75,000	75,563
H&E Equipment Services Co., 7%, 2022	90,000	97,200
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	115,000	129,375
RSC Equipment Rental, Inc., 8.25%, 2021	115,000	127,363
United Rentals North America, Inc., 5.75%, 2018	45,000	48,038
United Rentals North America, Inc., 7.625%, 2022	45,000	49,838

		$1,014,452
Major Banks - 9.5%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$405,847
ABN AMRO Bank N.V., 4.25%, 2017 (n)	400,000	432,800
Bank of America Corp., 7.375%, 2014	280,000	297,145
Bank of America Corp., 6.5%, 2016	430,000	491,614
Bank of America Corp., 3.3%, 2023	501,000	485,313
Bank of America Corp., FRN, 5.2%, 2049	75,000	74,250
Barclays Bank PLC, 5.125%, 2020	340,000	388,150
Barclays Bank PLC, FRN, 1.317%, 2014	190,000	191,049
Commonwealth Bank of Australia, 5%, 2019 (n)	320,000	370,522
Credit Suisse New York, FRN, 1.237%, 2014	250,000	251,261
DBS Bank Ltd., 2.35%, 2017 (n)	400,000	409,573
Goldman Sachs Group, Inc., 5.125%, 2015	200,000	212,519
Goldman Sachs Group, Inc., 5.75%, 2022	409,000	468,201
HSBC Holdings PLC, 4%, 2022	352,000	373,200
HSBC USA, Inc., 4.875%, 2020	360,000	400,542
ING Bank N.V., 3.75%, 2017 (n)	407,000	432,393
JPMorgan Chase & Co., 2%, 2017	150,000	151,594
JPMorgan Chase & Co., 4.625%, 2021	360,000	396,203
Macquarie Bank Ltd., 5%, 2017 (n)	167,000	183,357
Macquarie Group Ltd., 6%, 2020 (n)	230,000	251,172
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	46,510
Morgan Stanley, 6%, 2014	160,000	167,575
Morgan Stanley, 7.3%, 2019	110,000	134,775
Morgan Stanley, 5.625%, 2019	180,000	203,883
Morgan Stanley, FRN, 1.875%, 2014	260,000	261,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, FRN, 1.522%, 2016	$270,000	$271,090
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	220,500
Royal Bank of Scotland PLC, 2.55%, 2015	94,000	96,551
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	502,468
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	100,000	101,620
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	304,625
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	165,146
Westpac Banking Corp., 2%, 2017	450,000	459,915

		$9,603,093
Medical & Health Technology & Services - 2.6%
AmSurg Corp., 5.625%, 2020	$75,000	$78,000
Cardinal Health, Inc., 5.8%, 2016	279,000	319,390
CDRT Holding Corp., 9.25%, 2017 (n)(p)	20,000	20,550
Davita, Inc., 6.375%, 2018	160,000	170,000
Davita, Inc., 6.625%, 2020	140,000	149,450
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	74,750
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	75,000	82,313
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	45,000	50,400
HCA, Inc., 8.5%, 2019	270,000	294,300
HCA, Inc., 7.5%, 2022	170,000	198,050
HCA, Inc., 5.875%, 2022	90,000	98,775
HealthSouth Corp., 8.125%, 2020	170,000	188,275
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	80,000	83,600
Kinetics Concepts, Inc., 12.5%, 2019	25,000	25,750
McKesson Corp., 3.25%, 2016	340,000	361,118
Tenet Healthcare Corp., 9.25%, 2015	65,000	72,963
Tenet Healthcare Corp., 8%, 2020	65,000	71,338
Tenet Healthcare Corp., 4.5%, 2021 (n)	75,000	73,688
Universal Health Services, Inc., 7%, 2018	70,000	75,425
Universal Health Services, Inc., 7.625%, 2020	105,000	113,138

		$2,601,273
Medical Equipment - 0.1%
Biomet, Inc., 6.5%, 2020 (n)	$70,000	$73,675
Physio-Control International, Inc., 9.875%, 2019 (n)	55,000	62,150

		$135,825
Metals & Mining - 1.9%
ArcelorMittal S.A., 7.25%, 2041	$35,000	$34,125
Arch Coal, Inc., 7.25%, 2020	80,000	71,600
Barrick Gold Corp., 4.1%, 2023 (n)	416,000	395,448
Century Aluminum Co., 7.5%, 2021 (z)	55,000	54,313
Cloud Peak Energy, Inc., 8.25%, 2017	175,000	186,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Cloud Peak Energy, Inc., 8.5%, 2019	$15,000	$16,500
Commercial Metals Co., 4.875%, 2023	35,000	33,338
Consol Energy, Inc., 8%, 2017	165,000	176,550
Consol Energy, Inc., 8.25%, 2020	65,000	71,825
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	70,000	73,850
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	150,000	149,586
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	250,000	244,594
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	240,000	239,998
Peabody Energy Corp., 6%, 2018	40,000	42,800
Peabody Energy Corp., 6.25%, 2021	40,000	41,800
Vale Overseas Ltd., 4.375%, 2022	141,000	140,047

		$1,972,749
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$390,000	$387,317

Mortgage-Backed - 1.1%
Fannie Mae, 6.5%, 2036 (f)	$240,227	$271,558
Fannie Mae, 6%, 2037	159,580	173,885
Freddie Mac, 4.224%, 2020	275,759	308,451
Ginnie Mae, 9%, 2016	18,881	20,331
Ginnie Mae, 11%, 2019	181	182
Ginnie Mae, 6.357%, 2058	296,007	316,285

		$1,090,692
Municipals - 0.0%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$45,000	$44,714

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$110,000	$119,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	58,025
GDF Suez, 1.625%, 2017 (n)	380,000	380,353

		$558,278
Natural Gas - Pipeline - 3.0%
Access Midstream Partners Co., 4.875%, 2023	$35,000	$34,563
Atlas Pipeline Partners LP, 4.75%, 2021 (z)	25,000	24,375
Colorado Interstate Gas Co., 6.8%, 2015	32,000	36,429
Crosstex Energy, Inc., 8.875%, 2018	145,000	155,875
DCP Midstream LLC, 3.875%, 2023	254,000	249,221
El Paso Corp., 7%, 2017	145,000	165,160
El Paso Corp., 7.75%, 2032	175,000	196,488
Energy Transfer Equity LP, 7.5%, 2020	125,000	143,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Energy Transfer Partners LP, 6.5%, 2042	$348,000	$391,870
Enterprise Products Partners LP, 6.3%, 2017	400,000	474,576
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	67,924
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	44,080
Inergy Midstream LP, 6%, 2020 (n)	80,000	83,600
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	423,863
MarkWest Energy Partners LP, 4.5%, 2023	66,000	64,185
Sabine Pass Liquefaction, 5.625%, 2023 (z)	100,000	100,000
Sunoco Logistics Partner LP, 3.45%, 2023	246,000	237,958
Williams Cos., Inc., 3.7%, 2023	116,000	112,250

		$3,005,855
Network & Telecom - 1.7%
AT&T, Inc., 3.875%, 2021	$480,000	$513,900
Centurylink, Inc., 7.65%, 2042	267,000	265,665
Citizens Communications Co., 9%, 2031	60,000	62,100
France Telecom, 4.375%, 2014	240,000	248,771
Frontier Communications Corp., 8.125%, 2018	80,000	91,900
Qwest Corp., 7.5%, 2014	1,000	1,083
TW Telecom Holdings, Inc., 5.375%, 2022	35,000	36,225
Verizon Communications, Inc., 8.75%, 2018	286,000	381,213
Windstream Corp., 8.125%, 2018	15,000	16,275
Windstream Corp., 7.75%, 2020	85,000	90,738
Windstream Corp., 7.75%, 2021	25,000	26,875

		$1,734,745
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 2022	$75,000	$81,375
Chesapeake Energy Corp., 6.625%, 2019 (n)	35,000	36,750
Dresser-Rand Group, Inc., 6.5%, 2021	40,000	43,300
Edgen Murray Corp., 8.75%, 2020 (n)	110,000	114,675
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	120,000	126,300
Transocean, Inc., 2.5%, 2017	139,000	140,284
Transocean, Inc., 6%, 2018	400,000	458,662
Unit Corp., 6.625%, 2021	105,000	110,250

		$1,111,596
Other Banks & Diversified Financials - 7.2%
Ally Financial, Inc., 5.5%, 2017	$225,000	$240,750
Ally Financial, Inc., 6.25%, 2017	50,000	55,027
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	28,000	26,978
Bancolombia S.A., 5.95%, 2021	102,000	111,690
Bancolombia S.A., 5.125%, 2022	10,000	9,900
BB&T Corp., 2.05%, 2014	300,000	304,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
BBVA Banco Continental S.A., 5%, 2022 (n)		$10,000	$10,210
BBVA Senior Finance S.A. Unipersonal, FRN, 2.399%, 2014		300,000	302,285
Capital One Financial Corp., FRN, 1.427%, 2014		370,000	373,552
Citigroup, Inc., 6.375%, 2014		230,000	244,508
Citigroup, Inc., 6.01%, 2015		200,000	215,306
Citigroup, Inc., 8.5%, 2019		373,000	488,642
Danske Bank A/S, 3.75%, 2015 (n)		510,000	532,846
Deutsche Bank Capital Funding Trust, 5.33%, 2049	EUR	250,000	285,133
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		$243,000	308,610
Intesa Sanpaolo S.p.A., 3.875%, 2018		248,000	244,581
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)		200,000	201,014
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		100,000	110,000
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		205,000	239,023
PKO Finance AB, 4.63%, 2022 (n)		13,000	13,501
Rabobank Nederland N.V., 3.375%, 2017		242,000	257,355
Rabobank Nederland N.V., 3.95%, 2022		384,000	382,197
Santander Holdings USA, Inc., 4.625%, 2016		50,000	53,490
Santander UK PLC, 8.963% to 2030, FRN to 2049		200,000	244,600
SunTrust Banks, Inc., 3.5%, 2017		288,000	306,606
Svenska Handelsbanken AB, 4.875%, 2014 (n)		580,000	604,859
Swedbank AB, 2.125%, 2017 (n)		269,000	272,446
U.S. Bancorp, 2.95%, 2022		192,000	186,893
Union Bank, 3%, 2016		690,000	727,214

			$7,353,564
Personal Computers & Peripherals - 0.4%
Equifax, Inc., 3.3%, 2022		$208,000	$202,348
Motorola Solutions, Inc., 3.5%, 2023		161,000	157,477

			$359,825
Pharmaceuticals - 1.4%
AbbVie, Inc., 2.9%, 2022 (n)		$330,000	$320,949
Celgene Corp., 2.45%, 2015		130,000	134,294
Celgene Corp., 3.95%, 2020		300,000	319,507
Hospira, Inc., 6.05%, 2017		130,000	143,529
Pfizer, Inc., 6.2%, 2019		275,000	339,136
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		95,000	102,363
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		55,000	59,675

			$1,419,453
Pollution Control - 0.5%
Heckmann Corp., 9.875%, 2018		$70,000	$74,550
Heckmann Corp., 9.875%, 2018 (n)		25,000	26,438
Republic Services, Inc., 5.25%, 2021		320,000	364,644

			$465,632

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 2020 (n)	$60,000	$60,900
IAMGOLD Corp., 6.75%, 2020 (n)	118,000	107,970

		$168,870
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$9,520
Lamar Media Corp., 5%, 2023	35,000	35,438
Nielsen Finance LLC, 7.75%, 2018	85,000	93,500
Nielsen Finance LLC, 4.5%, 2020 (n)	80,000	80,200
Pearson Funding Five PLC, 3.25%, 2023 (z)	200,000	191,772
Pearson Funding Four PLC, 3.75%, 2022 (n)	201,000	204,823

		$615,253
Railroad & Shipping - 0.9%
Canadian Pacific Railway Co., 7.25%, 2019	$250,000	$314,332
CSX Corp., 4.1%, 2044	605,000	558,795
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	8,000	9,020
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (z)	43,000	43,753
Watco Cos. LLC, 6.375%, 2023 (n)	15,000	15,788

		$941,688
Real Estate - 3.4%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$209,750
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	50,000	51,125
DDR Corp., 3.375%, 2023	416,000	401,136
DDR Corp., REIT, 4.625%, 2022	364,000	388,958
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	195,000	208,650
ERP Operating, REIT, 5.125%, 2016	450,000	498,665
ERP Properties, REIT, 7.75%, 2020	85,000	100,737
Felcor Lodging LP, REIT, 5.625%, 2023	15,000	15,263
HCP, Inc., REIT, 5.375%, 2021	283,000	325,108
Health Care, Inc., REIT, 2.25%, 2018	119,000	119,877
Kennedy Wilson, Inc., 8.75%, 2019	40,000	43,900
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	102,225
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	88,400
MPT Operating Partnership LP, REIT, 6.375%, 2022	45,000	49,275
Simon Property Group, Inc., REIT, 6.1%, 2016	500,000	566,143
WEA Finance LLC, 6.75%, 2019 (n)	250,000	306,724

		$3,475,936
Retailers - 2.7%
Academy Ltd., 9.25%, 2019 (n)	$50,000	$56,000
AutoZone, Inc., 6.5%, 2014	420,000	434,693
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	106,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
CST Brands, Inc., 5%, 2023 (z)	$5,000	$5,050
Dollar General Corp., 4.125%, 2017	247,000	268,060
Gap, Inc., 5.95%, 2021	379,000	439,996
J. Crew Group, Inc., 8.125%, 2019	80,000	85,200
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	45,000	47,869
Kohl’s Corp., 3.25%, 2023	319,000	307,675
Limited Brands, Inc., 6.9%, 2017	70,000	80,325
Limited Brands, Inc., 7%, 2020	35,000	40,819
Limited Brands, Inc., 6.95%, 2033	40,000	41,450
Macy’s, Inc., 7.875%, 2015	330,000	376,224
Rite Aid Corp., 9.5%, 2017	35,000	36,225
Rite Aid Corp., 9.25%, 2020	100,000	112,875
Sally Beauty Holdings, Inc., 6.875%, 2019	40,000	44,350
The Pantry, Inc., 8.375%, 2020	40,000	43,750
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	58,231
Toys “R” Us, Inc., 10.75%, 2017	145,000	153,700
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	46,294

		$2,784,830
Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$15,000	$15,113
Koppers, Inc., 7.875%, 2019	55,000	60,363

		$75,476
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$46,000	$48,128
Michaels Stores, Inc., 7.75%, 2018	115,000	124,775

		$172,903
Supermarkets - 0.4%
Safeway, Inc., 6.25%, 2014	$400,000	$415,806

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$420,000	$447,563

Telecommunications - Wireless - 2.5%
American Tower Corp., REIT, 4.625%, 2015	$180,000	$191,110
American Tower Corp., REIT, 4.7%, 2022	328,000	348,331
Clearwire Corp., 12%, 2015 (n)	95,000	101,536
Cricket Communications, Inc., 7.75%, 2020	85,000	84,788
Crown Castle International Corp., 7.125%, 2019	250,000	271,250
Crown Castle International Corp., 5.25%, 2023	50,000	50,625
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	429,255
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	81,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	$50,000	$52,375
Rogers Communications, Inc., 6.8%, 2018	200,000	246,510
Sprint Capital Corp., 6.875%, 2028	100,000	100,000
Sprint Nextel Corp., 6%, 2016	140,000	151,200
Sprint Nextel Corp., 8.375%, 2017	95,000	109,488
Sprint Nextel Corp., 9%, 2018 (n)	25,000	30,313
Sprint Nextel Corp., 6%, 2022	110,000	113,300
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	130,000	136,825

		$2,498,656
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$44,600
Level 3 Financing, Inc., 9.375%, 2019	65,000	71,663
Level 3 Financing, Inc., 8.625%, 2020	40,000	44,000

		$160,263
Tobacco - 1.3%
Altria Group, Inc., 9.25%, 2019	$138,000	$188,892
Lorillard Tobacco Co., 8.125%, 2019	194,000	245,365
Lorillard Tobacco Co., 6.875%, 2020	170,000	203,536
Reynolds American, Inc., 6.75%, 2017	300,000	355,058
Reynolds American, Inc., 4.75%, 2042	403,000	377,887

		$1,370,738
Transportation - Services - 1.2%
Avis Budget Car Rental LLC, 8.25%, 2019	$65,000	$70,769
Avis Budget Car Rental LLC, 9.75%, 2020	35,000	40,863
CEVA Group PLC, 8.375%, 2017 (n)	230,000	238,050
ERAC USA Finance Co., 6.375%, 2017 (n)	340,000	403,287
Navios Maritime Acquisition Corp., 8.625%, 2017	125,000	129,375
Navios Maritime Holdings, Inc., 8.875%, 2017	40,000	42,100
Navios South American Logistics, Inc., 9.25%, 2019 (n)	9,000	9,788
Navios South American Logistics, Inc., 9.25%, 2019	79,000	85,913
Swift Services Holdings, Inc., 10%, 2018	180,000	205,650

		$1,225,795
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,074

Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$20,000	$23,450
AES Corp., 7.375%, 2021	60,000	70,200
AES Corp., 4.875%, 2023	5,000	4,913
Calpine Corp., 7.875%, 2020 (n)	203,000	223,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
CMS Energy Corp., 4.25%, 2015	$250,000	$267,387
CMS Energy Corp., 5.05%, 2022	196,000	221,308
Covanta Holding Corp., 7.25%, 2020	70,000	76,476
Covanta Holding Corp., 6.375%, 2022	25,000	26,968
Duke Energy Corp., 3.35%, 2015	380,000	397,209
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	293,093
Energy Future Holdings Corp., 10%, 2020	398,000	453,223
Energy Future Holdings Corp., 10%, 2020 (n)	85,000	96,369
Energy Future Holdings Corp., 11.75%, 2022 (n)	80,000	91,100
Exelon Generation Co. LLC, 5.2%, 2019	150,000	168,539
Exelon Generation Co. LLC, 4.25%, 2022	96,000	99,423
Georgia Power Co., 6%, 2013	150,000	153,272
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	453,649
NRG Energy, Inc., 8.25%, 2020	235,000	263,494
Oncor Electric Delivery Co., 4.1%, 2022	302,000	325,288
PPL WEM Holdings PLC, 3.9%, 2016 (n)	430,000	455,358
Progress Energy, Inc., 3.15%, 2022	452,000	450,951
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	35,325

		$4,650,295
Total Bonds (Identified Cost, $105,044,310)		$110,835,460

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$51,196	$51,657

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$19,063	$19,131

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$51,077	$51,062

Consumer Services - 0.0%
Realogy Corp., Term Loan, 4.5%, 2020	$33,465	$33,766

Energy - Independent - 0.0%
MEG Energy Corp., Term Loan, 3.75%, 2020	$49,451	$49,821

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$43,439	$43,846

Financial Institutions - 0.0%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$23,759	$23,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$51,386	$51,925
H.J. Heinz Co., Term Loan B2, 2020 (o)	28,809	29,085

		$81,010
Machinery & Tools - 0.1%
Gardner Denver, Inc., Term Loan, 2014 (o)	$95,000	$95,000

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$162,540	$160,508

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co. LP, Term Loan, 2020 (o)	$104,824	$104,116
Total Floating Rate Loans (Identified Cost, $712,072)		$713,728

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$49,019
GMAC Capital Trust I, 8.125%	3,075	81,857
Total Preferred Stocks (Identified Cost, $125,004)		$130,876

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $93,781)	$95,000	$92,031

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $60,500)	1,210	$59,060

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $23,144)	$0.01	7/14/10	12	$46,200

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)			2,303	$11,791

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)			3	$11,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$13,340
Total Common Stocks (Identified Cost, $67,744)		$36,681

Mutual Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	3,703,717	$3,703,717
Total Investments (Identified Cost, $109,830,272)		$115,617,753

Other Assets, Less Liabilities - (14.0)%		(14,157,225)
Net Assets - 100.0%		$101,460,528

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,373,280, representing 30.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$20,124	$20,250
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	46,875	49,019
American Media, Inc., 13.5%, 2018	12/22/10	10,040	9,520
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019	1/28/10	65,809	82,236
Atlas Pipeline Partners LP, 4.75%, 2021	5/07/13	25,000	24,375

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
CST Brands, Inc., 5%, 2023	4/25/13	$5,000	$5,050
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	39,951	40,000
Century Aluminum Co., 7.5%, 2021	5/23/13	54,193	54,313
Cinemark USA, Inc., 4.875%, 2023	5/21/13	55,000	54,794
Continental Resources, Inc., 4.5%, 2023	4/02/13	21,000	21,210
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018	1/21/10	27,494	33,015
Dematic S.A., 7.75%, 2020	12/13/12	65,000	70,038
General Motors Financial Co., Inc., 4.25%, 2023	5/07/13	35,000	34,125
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	240,000	239,998
Intelsat Jackson Holdings S.A., 6.625%, 2022	5/21/13	90,314	88,506
Intelsat S.A., 8.125%, 2023	3/20/13	55,000	58,850
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-5/28/13	47,937	47,869
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12-5/15/13	19,746	15,727
LKQ Corp., 4.75%, 2023	5/02/13	10,000	9,975
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	199,076	195,559
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/06/13	92,340	91,767
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	50,000	52,375
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	199,747	191,772
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	40,172	40,600
SIRIUS XM Radio, Inc., 4.25%, 2020	5/02/13	20,000	19,600
Sabine Pass Liquefaction, 5.625%, 2023	5/21/13	102,496	100,000
Santander U.S. Debt S.A.U., 3.724%, 2015	3/26/13	101,309	101,620
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	5/30/13	43,000	43,753
Total Restricted Securities			$1,795,916
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/13

Forward Foreign Currency Exchange Contracts at 5/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	21,459	7/16/13	$21,883	$20,475	$1,408
SELL	AUD	Westpac Banking Corp.	87,690	7/16/13	91,234	83,672	7,562
SELL	CAD	Goldman Sachs International	48,928	7/16/13	48,490	47,145	1,345
SELL	CAD	Merrill Lynch International Bank	331,015	7/16/13	324,822	318,959	5,863
SELL	DKK	Deutsche Bank AG	518,529	7/16/13	90,916	90,441	475
SELL	EUR	Citibank N.A.	331,801	7/16/13	434,376	431,357	3,019
SELL	EUR	Deutsche Bank AG	473,198	7/16/13	618,955	615,180	3,775
SELL	EUR	Goldman Sachs International	38,070	7/16/13	49,842	49,493	349
SELL	EUR	JPMorgan Chase Bank N.A.	380,241	7/16/13	497,044	494,332	2,712
SELL	GBP	Credit Suisse Group	356,523	7/16/13	546,332	541,547	4,785
SELL	GBP	Deutsche Bank AG	356,523	7/16/13	546,346	541,547	4,799
SELL	SEK	Deutsche Bank AG	383,803	7/16/13	59,863	57,891	1,972

							$38,064

Liability Derivatives
BUY	EUR	Deutsche Bank AG	925,670	7/16/13	$1,214,108	$1,203,415	$(10,693)
BUY	GBP	Barclays Bank PLC	266,308	7/16/13	414,251	404,513	(9,738)
BUY	JPY	Citibank N.A.	57,078,930	7/16/13	577,593	568,303	(9,290)
BUY	JPY	Credit Suisse Group	31,109,946	7/16/13	312,529	309,745	(2,784)
BUY	JPY	Goldman Sachs International	10,680,460	7/16/13	107,963	106,339	(1,624)
BUY	JPY	Merrill Lynch International Bank	31,109,946	7/16/13	312,451	309,744	(2,707)

							$(36,836)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	72	$9,303,750	September - 2013	$13,810

At May 31, 2013, the fund had liquid securities with an aggregate value of $88,266 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $106,126,555)	$111,914,036
Underlying affiliated funds, at cost and value	3,703,717
Total investments, at value (identified cost, $109,830,272)	$115,617,753
Cash	9,875
Receivables for
Forward foreign currency exchange contracts	38,064
Daily variation margin on open futures contracts	19,125
Investments sold	250,055
Interest and dividends	1,412,888
Other assets	16,231
Total assets	$117,363,991
Liabilities
Notes payable	$15,100,000
Payables for
Distributions	20,298
Forward foreign currency exchange contracts	36,836
Investments purchased	658,559
Payable to affiliates
Investment adviser	4,311
Transfer agent and dividend disbursing costs	2,803
Payable for independent Trustees’ compensation	2,079
Accrued interest expense	12,246
Accrued expenses and other liabilities	66,331
Total liabilities	$15,903,463
Net assets	$101,460,528
Net assets consist of
Paid-in capital	$101,509,602
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,801,613
Accumulated net realized gain (loss) on investments and foreign currency	(5,503,688)
Accumulated distributions in excess of net investment income	(346,999)
Net assets	$101,460,528
Shares of beneficial interest outstanding	10,842,500
Net asset value per share (net assets of $101,460,528 / 10,842,500 shares of beneficial interest outstanding)	$9.36

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,762,034
Dividends	6,644
Dividends from underlying affiliated funds	2,051
Total investment income	$2,770,729
Expenses
Management fee	$384,497
Transfer agent and dividend disbursing costs	9,839
Administrative services fee	12,004
Independent Trustees’ compensation	7,622
Stock exchange fee	11,832
Custodian fee	10,236
Interest expense	77,141
Shareholder communications	19,027
Audit and tax fees	34,034
Legal fees	10,948
Miscellaneous	13,507
Total expenses	$590,687
Fees paid indirectly	(51)
Reduction of expenses by investment adviser	(164)
Net expenses	$590,472
Net investment income	$2,180,257
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$898,676
Futures contracts	79,710
Foreign currency	(133,069)
Net realized gain (loss) on investments and foreign currency	$845,317
Change in unrealized appreciation (depreciation)
Investments	$(2,177,684)
Futures contracts	20,917
Translation of assets and liabilities in foreign currencies	47,862
Net unrealized gain (loss) on investments and foreign currency translation	$(2,108,905)
Net realized and unrealized gain (loss) on investments and foreign currency	$(1,263,588)
Change in net assets from operations	$916,669

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$2,180,257	$4,692,726
Net realized gain (loss) on investments and foreign currency	845,317	1,669,588
Net unrealized gain (loss) on investments and foreign currency translation	(2,108,905)	5,741,088
Change in net assets from operations	$916,669	$12,103,402
Distributions declared to shareholders
From net investment income	$(3,198,538)	$(5,301,983)
Total change in net assets	$(2,281,869)	$6,801,419
Net assets
At beginning of period	103,742,397	96,940,978
At end of period (including accumulated distributions in excess of net investment income of $346,999 and undistributed net investment income of $671,282, respectively)	$101,460,528	$103,742,397

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$916,669
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(22,123,219)
Proceeds from disposition of investment securities	25,043,917
Proceeds from futures contracts and swap agreements	79,710
Purchases of short-term investments, net	(2,174,866)
Realized gain/loss on investments	(898,676)
Realized gain/loss on futures contracts and swap agreements	(79,710)
Unrealized appreciation/depreciation on investments	2,177,684
Unrealized appreciation/depreciation on foreign currency contracts	(50,209)
Net amortization/accretion of income	194,387
Decrease in interest and dividends receivable	82,070
Decrease in accrued expenses and other liabilities	(17,255)
Increase in receivable for daily variation margin on open futures contracts	(19,125)
Decrease in payable for daily variation margin on open futures contracts	(4,594)
Increase in other assets	(12,688)
Net cash provided by operating activities	$3,114,095
Cash flows from financing activities:
Distributions paid in cash	(3,201,974)
Decrease in interest payable	(1,380)
Net cash used by financing activities	$(3,203,354)
Net decrease in cash	$(89,259)
Cash:
Beginning of period	$99,134
End of period	$9,875

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2013 for interest was $78,521.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.57		$8.94	$9.17	$8.86	$7.62	$9.03
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.43	$0.47	$0.49	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.69	(0.19)	0.33	1.50	(1.36)
Total from investment operations	$0.09		$1.12	$0.24	$0.80	$1.99	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.49)	$(0.48)	$(0.49)	$(0.63)	$(0.51)
From tax return of capital	—		—	—	—	(0.12)	—
Total distributions declared to shareholders	$(0.30)		$(0.49)	$(0.48)	$(0.49)	$(0.75)	$(0.51)
Net increase from repurchase of capital shares	$—		$—	$0.01	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period (x)	$9.36		$9.57	$8.94	$9.17	$8.86	$7.62
Market value, end of period	$8.33		$8.86	$8.10	$8.38	$7.98	$5.94
Total return at market value (%)	(2.76	)(n)	15.75	2.45	11.47	48.70	(22.46)
Total return at net asset value (%) (j)(r)(s)(x)	1.16	(n)	13.28	3.33	9.86	28.70	(9.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.18	1.07	1.11	1.18	1.17
Expenses after expense reductions (f)	1.15	(a)	1.18	1.07	1.10	1.18	1.17
Net investment income	4.25	(a)	4.64	4.67	5.23	6.05	5.35
Portfolio turnover	17	(n)	43	38	50	63	63
Net assets at end of period (000 omitted)	$101,461		$103,742	$96,941	$99,965	$96,625	$83,554

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.00	(a)	1.03	0.98	1.00	1.09	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,100		$15,100	$9,100	$8,000	$8,000	$1,000
Asset coverage per $1,000 of indebtedness (k)	$7,719		$7,870	$11,653	$13,496	$13,078	$84,554

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11

(“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$152,708	$106,769	$13,340	$272,817
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,074	—	21,074
Non-U.S. Sovereign Debt	—	14,170,568	—	14,170,568
Municipal Bonds	—	432,031	—	432,031
U.S. Corporate Bonds	—	70,781,265	—	70,781,265
Residential Mortgage-Backed Securities	—	1,405,423	—	1,405,423
Asset-Backed Securities (including CDOs)	—	818,041	—	818,041
Foreign Bonds	—	23,299,089	—	23,299,089
Floating Rate Loans	—	713,728	—	713,728
Mutual Funds	3,703,717	—	—	3,703,717
Total Investments	$3,856,425	$111,747,988	$13,340	$115,617,753

Other Financial Instruments
Futures Contracts	$13,810	$—	$—	$13,810
Forward Foreign Currency Exchange Contracts	—	1,228	—	1,228

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$12,070
Change in unrealized appreciation (depreciation)	1,270
Balance as of 5/31/13	$13,340

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2013 is $1,270.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$13,810	$—
Foreign Exchange	Forward Foreign Currency Exchange	38,064	(36,836)
Total		$51,874	$(36,836)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$79,710	$—
Foreign Exchange	—	(131,766)
Total	$79,710	$(131,766)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$20,917	$—
Foreign Exchange	—	50,209
Total	$20,917	$50,209

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to

Notes to Financial Statements (unaudited) – continued

the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty

Notes to Financial Statements (unaudited) – continued

providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$5,301,983

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$110,441,122
Gross appreciation	6,387,322
Gross depreciation	(1,210,691)
Net unrealized appreciation (depreciation)	$5,176,631

As of 11/30/12
Undistributed ordinary income	653,245
Capital loss carryforwards	(5,726,389)
Post-October capital loss deferral	(35,289)
Other temporary differences	(29,503)
Net unrealized appreciation (depreciation)	7,370,731

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/14	$(29,288)
11/30/16	(1,946,452)
11/30/17	(3,750,649)
Total	$(5,726,389)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $3,348.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0234% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $1,693 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $390 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $164, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$599,671
Investments (non-U.S. Government securities)	$19,751,110	$21,774,824

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2013 and the year ended November 30, 2012, there were no transactions in fund shares.

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $20,000,000. At May 31, 2013, the fund had outstanding borrowings under this agreement in the amount of $15,100,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on February 7, 2014. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $77,141 during the period. The fund paid a commitment fee of $2,442 based on the average daily unused portion of the revolving

Notes to Financial Statements (unaudited) – continued

line of credit which is reported in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2013, the average loan balance was $15,100,000 at a weighted average annual interest rate of 1.02%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,528,851	16,817,663	(14,642,797)	3,703,717

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,051	$3,703,717

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	1,084,250
1/01/13-1/31/13	0	N/A	0	1,084,250
2/01/13-2/28/13	0	N/A	0	1,084,250
3/01/13-3/31/13	0	N/A	0	1,084,250
4/01/13-4/30/13	0	N/A	0	1,084,250
5/01/13-5/31/13	0	N/A	0	1,084,250

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 1,084,250.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.